CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 13,182	$ 16,712
Common stock authorized (in shares)	125,000,000	125,000,000
Common stock issued (in shares)	74,774,827	74,774,827
Common stock outstanding (in shares)	63,249,843	62,870,669
Treasury stock (in shares)	11,524,984	11,904,158